UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type.

	1.	Name and address of issuer:


		Morgan Stanley Technology Fund



	2.	The name of each series or class of securities for which this
		Form is filed (if the Form is being filed for all series
		"and classes of securities of the issuer, check the box but do" not list series or classes):
							X




	3.	Investment Company Act File Number:

								811-09983

		Securities Act File Number:
								333-39494

	4(a)	     Last day of fiscal year for which this Form is filed:

			"October 3, 2003"



	4(b).			"     Check box if this Form is being filed late (i.e., more"
				     than 90 calendar days after the end of the
				     issuer's fiscal year).  (See Instruction A.2)


		"Note: If the Form is being filed late, interest must be paid on" the registration fee due.


	4(c).		X	     Check box if this is the last time the issuer will be filing
				     this Form.







	5.			Calculation of registration fee:

				(i)  Aggregate sale price of securities sold during the fiscal
				    year pursuant to section 24(f):
								" $1,401,545.51 "

				(ii)  Aggregate price of securities redeemed or repurchased
				      during the fiscal year:
								" $8,096,130.71 "

				(iii)  Aggregate price of securities redeemed or
				      repurchased during any prior fiscal year ending no
				"      earlier than October 11, 1995 that were not"
				      previously used to reduce registration fees payable
				      to the Commission:
								 $-

				(iv)  Total available redemption credits [add Items 5(ii)
				      and 5(iii):
								" $(8,096,130.71)"

				(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
				[subtract Item 5(iv) from Item 5(i)]:
								$0.00


				(vi)  Redemption credits available for use in future
				       years -- if Item 5(i) is less than 5(iv)
				       [subtract Item  5(iv) from Item 5(i)]:

								" $(6,694,585.20)"


				(vii)  Multiplier for determining registration fee (See
				       Instruction C.9):
								0.0000809

				(viii) Registration fee due [multiply Item 5(v) by Item 5(vii]
				"         (enter ""0"" if no fee is due):   "
								$0.00

	6.			Prepaid Shares:

				If the response to item 5(i) was determined by deducting an
				amount of securities that were registered under the
				Securities Act of 1933 pursuant to rule 24e-2 as in effect
				"before [effective date of rescisison of rule 24e-2], then"
				report the amount of securities (number of shares or other
				units) deducted here:_______.  If there is a number
				of shares or other units that were registered pursuant to rule
				24e-2 remaining unsold at the end of the fiscal year
				for which this form is filed that are available for use by the
				"issuer in future fiscal years, then state that number"
				here:_______.

	7.			Interest due - if this Form is being filed more than 90 days
				after the end of the issuer's fiscal year
				(see Instruction D):
								$0.00

	8.			Total of the amount of the registration fee due plus any
				interest due [line 5(viii) plus line 7]:
								$0.00


	9.			Date the registration fee and any interest payment was
				sent to the Commission's lockbox depository:

					Method of Delivery:

							     Wire Transfer

							     Mail or other means



SIGNATURES


				This report has been signed below by the following persons
				 on behalf of the issuer and in the capacities
				and on the dates indicated.


				By (Signature and Title)*
							/s/ Thomas F. Caloia

							Thomas F. Caloia
							Treasurer
				Date 				"October 29, 2003"

*Please print the name and title of the signing officer below the signature.